Stockholders’ Equity and Non-controlling Interests (Tables)	12 Months Ended
Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Schedule of non-controlling interests
(US$ in thousands)	OV-SPV2 ApS Non-controlling Interest	OV US Inc. Non-controlling interest	Total Non-controlling Interest
Balance at December 31, 2018:	$2,550	$802	$3,352
Acquisition of 8% of OV-SPV2 ApS for cash of $802	(371)	—	(371)
Income (loss) for 2019	(77)	(10)	(87)
Foreign currency translation	(60)	(18)	(78)
Balance at December 31, 2019	2,042	774	2,816
Acquisition of 37% of OV-SPV2 ApS for shares (see (d) above)	(2,103)	—	(2,103)
Acquisition of 16.09% of OV US Inc. for shares (see (e) above)	—	(758)	(758)
Income (Loss) for 2020	17	(32)	(15)
Foreign currency translation	44	16	60
Balance at December 31, 2020	$—	$—	$—

*        See Statement of Stockholders’ Equity and above disclosure for detail.